As filed with the Securities and Exchange Commission on December 7, 2023
1933 ACT REGISTRATION NO. 333-170345
1940 ACT REGISTRATION NO. 811-21988

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 25
AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Post-Effective Amendment No. 112
(CHECK APPROPRIATE BOX OR BOXES)

PRIAC VARIABLE CONTRACT ACCOUNT A
(Exact Name of Registrant)
EMPOWER ANNUITY INSURANCE COMPANY
(Name of Depositor)

280 Trumbull Street
Hartford, Connecticut 06103
(860) 534-2000
(Address and telephone number of Depositor’s principal executive offices)

Michele Drummey
Vice President and Assistant General Counsel
Empower Annuity Insurance Company
280 Trumbull Street
Hartford, Connecticut 06103
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

_____    immediately upon filing pursuant to paragraph (b) of Rule 485
__X__    on January 9, 2024 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a) of Rule 485
_____    on May 1, 2024 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

__X__    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 25 (“PEA No. 25”) to the Registration Statement on Form N-4, File No. 333-170345, of Empower Annuity Insurance Company and its Separate Account is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until January 9, 2024, the effectiveness of Post-Effective Amendment No. 24, which was filed on October 13, 2023 (accession no. 0001193125-23-255836) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We have received verbal confirmation that the Staff has no comments to the filing. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 24 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on this 7th day of December, 2023.

PRIAC VARIABLE CONTRACT ACCOUNT A (Registrant)
BY:	/s/ Douglas S. McIntosh
Douglas S. McIntosh Vice President, Product Development, Empower Annuity Insurance Company

EMPOWER ANNUITY INSURANCE COMPANY
(Depositor)

BY:	/s/ Douglas S. McIntosh
Douglas S. McIntosh Vice President, Product Development, Empower Annuity Insurance Company
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature and Title

*
Jonathan Kreider
Director
*
Mary Maiers
Director
*
Tina Wilson
Director
*
Harry A. Dalessio
Director
*
Kara Roe
Chief Financial Officer and Controller

Signature and Title

*
Christine Moritz
President and Chief Executive Officer
*
Rich Linton
Director

*BY:	/s/ Michele Drummey
MICHELE DRUMMEY
(ATTORNEY-IN-FACT)